UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     November 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:    $50,566 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101     1166    34350 SH       DEFINED                 34350        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     4022   133300 SH       DEFINED                133300        0        0
AQUA AMERICA INC               COM              03836W103     1851    85800 SH       DEFINED                 85800        0        0
ASHLAND INC NEW                COM              044209104     1341    30400 SH       DEFINED                 30400        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      228     4550 SH       DEFINED                  4550        0        0
CALGON CARBON CORP             COM              129603106     1094    75100 SH       DEFINED                 75100        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      670    37800 SH       DEFINED                 37800        0        0
CANADIAN SOLAR INC             COM              136635109      213    58000 SH       DEFINED                 58000        0        0
CHEVRON CORP NEW               COM              166764100      358     3871 SH       DEFINED                  3871        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      136    12213 SH       DEFINED                 12213        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      564    38000 SH       DEFINED                 38000        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407      198    10854 SH       DEFINED                 10854        0        0
DANAHER CORP DEL               COM              235851102     3678    87700 SH       DEFINED                 87700        0        0
DELL INC                       COM              24702R101      246    17400 SH       DEFINED                 17400        0        0
ELSTER GROUP SE                SPONSORED ADR    290348101      549    36743 SH       DEFINED                 36743        0        0
FLOWSERVE CORP                 COM              34354P105      804    10870 SH       DEFINED                 10870        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103      350    18238 SH       DEFINED                 18238        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108      296    12660 SH       DEFINED                 12660        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      401    24830 SH       DEFINED                 24830        0        0
HAWAIIAN ELEC INDUSTRIES       COM              419870100      340    14000 SH       DEFINED                 14000        0        0
HEALTH NET INC                 COM              42222G108      463    19531 SH       DEFINED                 19531        0        0
HEWLETT PACKARD CO             COM              428236103      462    20568 SH       DEFINED                 20568        0        0
ICF INTL INC                   COM              44925C103      467    24830 SH       DEFINED                 24830        0        0
IDEX CORP                      COM              45167R104     1832    58800 SH       DEFINED                 58800        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      500     2855 SH       DEFINED                  2855        0        0
ITC HLDGS CORP                 COM              465685105      619     8000 SH       DEFINED                  8000        0        0
ITRON INC                      COM              465741106      547    18538 SH       DEFINED                 18538        0        0
ITT CORP NEW                   COM              450911102     5733   136503 SH       DEFINED                136503        0        0
JOHNSON CTLS INC               COM              478366107      365    13850 SH       DEFINED                 13850        0        0
KIMBERLY CLARK CORP            COM              494368103      414     5836 SH       DEFINED                  5836        0        0
KROGER CO                      COM              501044101      217     9900 SH       DEFINED                  9900        0        0
LIMITED BRANDS INC             COM              532716107      313     8136 SH       DEFINED                  8136        0        0
LINDSAY CORP                   COM              535555106      920    17100 SH       DEFINED                 17100        0        0
MASTEC INC                     COM              576323109      299    17000 SH       DEFINED                 17000        0        0
MCDONALDS CORP                 COM              580135101      233     2656 SH       DEFINED                  2656        0        0
MICROSOFT CORP                 COM              594918104      475    19090 SH       DEFINED                 19090        0        0
MYLAN INC                      COM              628530107      346    20350 SH       DEFINED                 20350        0        0
NORTHEAST UTILS                COM              664397106      404    12000 SH       DEFINED                 12000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      410     5731 SH       DEFINED                  5731        0        0
PALL CORP                      COM              696429307     3286    77500 SH       DEFINED                 77500        0        0
PENTAIR INC                    COM              709631105     2045    63900 SH       DEFINED                 63900        0        0
PEPCO HOLDINGS INC             COM              713291102      492    26000 SH       DEFINED                 26000        0        0
PFIZER INC                     COM              717081103      488    27606 SH       DEFINED                 27606        0        0
PROCTER & GAMBLE CO            COM              742718109      568     8992 SH       DEFINED                  8992        0        0
QUANTA SVCS INC                COM              74762E102      244    13000 SH       DEFINED                 13000        0        0
REYNOLDS AMERICAN INC          COM              761713106      530    14150 SH       DEFINED                 14150        0        0
ROBBINS & MYERS INC            COM              770196103      444    12783 SH       DEFINED                 12783        0        0
ROPER INDS INC NEW             COM              776696106     1058    15350 SH       DEFINED                 15350        0        0
TETRA TECH INC NEW             COM              88162G103     1677    89500 SH       DEFINED                 89500        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      282     7570 SH       DEFINED                  7570        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4725    93300 SH       DEFINED                 93300        0        0
URS CORP NEW                   COM              903236107      706    23800 SH       DEFINED                 23800        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102      497    18654 SH       DEFINED                 18654        0        0